Change in Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Unrecognized Tax Benefits [Line Items]
Gross balance at beginning	$ 2,424	$ 1,889
Additions based on tax positions related to the current year	416	542
Reductions due to lapse of applicable statute of limitations	(366)	(7)
Gross balance at ending	$ 2,474	$ 2,424